Inventory, net	9 Months Ended
Sep. 30, 2024
Inventory, net.
Inventory, net

Note 5 - Inventory, net

Inventory as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Raw materials	$2,547	$2,211
Work-in-Process	509	197
Finished goods	1,083	914
Total inventory	$4,139	$3,322

Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $0.4 million, $58.0 thousand, and $87.0 thousand for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor).

Inventory is recorded net of obsolescence and manufacturing scrap of $41.0 thousand, $58.0 thousand, and $25.0 thousand for the periods from July 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the three months ended September 30, 2023 (Predecessor).